STOCK-BASED COMPENSATION (Details) - shares		6 Months Ended
	Sep. 26, 2024	Jun. 30, 2025
SHARE-BASED COMPENSATION
Percentage of shares issuable under plan to issued and outstanding ordinary shares	10.00%
Automatic increase in shares as percentage of total outstanding ordinary shares	3.00%
2024 Equity Incentive Plan | Restricted shares units
SHARE-BASED COMPENSATION
Number of shares granted		363,745
Number of units vested		363,745